General and administrative expenses	6 Months Ended
Jun. 30, 2018
General and administrative expenses
11 General and administrative expenses
in	2Q18	1Q18	2Q17	6M18	6M17
General and administrative expenses (CHF million)
Occupancy expenses	248	240	246	488	489
IT, machinery, etc.	273	277	259	550	540
Provisions and losses	97	140	80	237	225
Travel and entertainment	83	94	80	177	163
Professional services	428	483	592	911	1,191
Amortization and impairment of other intangible assets	2	3	2	5	5
Other [1]	289	271	268	560	515
General and administrative expenses	1,420	1,508	1,527	2,928	3,128
1
Includes pension-related expenses/(credits) of CHF (52) million, CHF (53) million, CHF (53) million, CHF (105) million and CHF (100) million in 2Q18, 1Q18, 2Q17, 6M18 and 6M17, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
11 General and administrative expenses
in	6M18		6M17
General and administrative expenses (CHF million)
Occupancy expenses	435		487
IT, machinery, etc.	428		534
Provisions and losses	237		225
Travel and entertainment	164		157
Professional services	1,490		1,175
Amortization and impairment of other intangible assets	5		5
Other	799	[1]	709
General and administrative expenses	3,558		3,292
1 Includes pension-related expenses/(credits) of CHF 15 million in 6M18 relating to certain components of net periodic benefit costs for defined benefit plans.